Business Combinations (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 08, 2023	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2024	Oct. 05, 2023	Jan. 25, 2023	Nov. 11, 2022
Business Combinations [Line Items]
Percentage of contingent consideration payment							42.09%
Cash		R$ 7,813
Shares (in Shares)				32,506,781
Installment One [Member]
Business Combinations [Line Items]
Installment date to paid stock value						Jan. 25, 2024
Installment Two [Member]
Business Combinations [Line Items]
Installment date to paid stock value						Jan. 25, 2025
Installment Three [Member]
Business Combinations [Line Items]
Installment date to paid stock value						Jan. 25, 2026
Not later than one year [member]
Business Combinations [Line Items]
Percentage of acquisition price		25.00%
Later than one year [member]
Business Combinations [Line Items]
Percentage of acquisition price		12.50%
Smart NX [Member]
Business Combinations [Line Items]
Percentage of call option stock						55.00%
Percentage of total capital stock						45.00%
Mercos [Member]
Business Combinations [Line Items]
Payment to founding partner	R$ 22,000
Number of shares remaining (in Shares)	66,000,000
Equity ownership	8.00%
Leadlovers [Member]
Business Combinations [Line Items]
Deferred and contingent consideration		R$ 44,021
Leadlovers [Member] | Top of range [member]
Business Combinations [Line Items]
Contingent consideration amount		28,394
Leadlovers [Member] | Bottom of range [member]
Business Combinations [Line Items]
Deferred and contingent consideration		R$ 15,627
Business Combination [Member]
Business Combinations [Line Items]
Shares (in Shares)		7,813,000
Onclick [Member]
Business Combinations [Line Items]
Deferred and contingent consideration		R$ 19,102
Effecti [Member]
Business Combinations [Line Items]
Deferred and contingent consideration		106,096
Contingent consideration amount					R$ 2,800
Datahub [Member]
Business Combinations [Line Items]
Deferred and contingent consideration					23,088
Contingent consideration amount					R$ 14,329
Ipe [Member]
Business Combinations [Line Items]
Deferred and contingent consideration		R$ 34,770
Nonadjusting Events After Reporting Period [Member]
Business Combinations [Line Items]
Contingent consideration amount			R$ 15,419
Nonadjusting Events After Reporting Period [Member] | Ipe [Member]
Business Combinations [Line Items]
Contingent consideration amount			R$ 19,352